Note 12 - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
12.	INCOME TAXES

The provision for federal income taxes consists of:

(Dollar amounts in thousands)	2013	2012	2011

Current payable	$1,556	$1,660	$693
Deferred	423	2	(97)

Total provision	$1,979	$1,662	$596

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

(Dollar amounts in thousands)	2013	2012

Deferred tax assets:
Allowance for loan and lease loss	$2,396	$2,645
Net unrealized loss on securities	1,152	-
Supplemental retirement plan	247	218
Investment security basis adjustment	66	66
Nonaccrual interest income	472	508
Deferred origination fees, net	171	189
OREO adjustments	107	116
Accrued compensation	197	-
Net operating losses	-	86
Other	19	47
Gross deferred tax assets	4,827	3,875

Deferred tax liabilities:
Premises and equipment	503	434
Net unrealized gain on securities	-	2,777
FHLB stock dividends	225	225
Intangibles	304	256
Other	107	2
Gross deferred tax liabilities	1,139	3,694

Net deferred tax assets	$3,688	$181

No valuation allowance was established at December 31, 2013 and 2012, in view of the Company’s ability to carry-back to taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.

The reconciliation between the federal statutory rate and the Company’s effective consolidated income tax rate is as follows:

(Dollar amounts in thousands)	2013		2012		2011
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

Provision at statutory rate	$3,062	34.0%	$2,700	34.0%	$1,606	34.0%
Tax-free income	(1,138)	(12.6)	(1,095)	(13.8)	(1,071)	(22.7)
Nondeductible interest expense	45	0.5	48	0.6	61	1.3
Other	10	0.1	9	0.1	-	-

Actual tax expense and effective rate	$1,979	22.0%	$1,662	20.9%	$596	12.6%

Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

At December 31, 2013 and December 31, 2012, the Company had no unrecognized tax benefits. The Company does not expect the total amount of unrecognized tax benefits to significantly increase within the next 12 months. The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense.

The Company and the Bank are subject to U.S. federal income tax as well as an income tax in the state of Ohio, and the Bank are subject to a capital‐based franchise tax in the state of Ohio. The Company and the Bank are no longer subject to examination by taxing authorities for years before December 31, 2010.